      As filed with the Securities and Exchange Commission on June 5, 2001


                                                      Registration No. 333-39157
                                                                       811-07798

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                          ---------------------------


                         POST-EFFECTIVE AMENDMENT NO. 4


                                    FORM S-6

                          ---------------------------

                 FOR THE REGISTRATION UNDER THE SECURITIES ACT
                OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                          ---------------------------

A.       Exact name of trust:

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                   VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

B.       Name of depositor:

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

C.       Complete address of depositor's principal executive office:

                               51 Madison Avenue
                           New York, New York  10010

D.       Name and complete address of agent for service:


                             Richard P. Bowman, Esq.
                          New York Life Insurance and
                              Annuity Corporation
                               51 Madison Avenue
                           New York, New York  10010


                                    Copy to:

Jeffrey S. Puretz, Esq.                        Sheila K. Davidson, Esq.
Dechert                                        Senior Vice President
1775 Eye Street, N. W.                         and General Counsel
Washington, D. C.  20006-2401                  New York Life Insurance Company
                                               51 Madison Avenue
                                               New York, New York  10010

It is proposed that this filing will become effective:


[x] immediately upon filing pursuant to paragraph (b) of Rule 485.



[ ] on May 1, 2001 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on _______ pursuant to paragraph (a)(i) of 485.

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.       Title of securities being registered:

         Units of interest in a separate account under flexible premium survivorship variable universal life policies

F.       Approximate date of proposed public offering:   Not applicable

G. Proposed maximum aggregate offering price to the public of the securities being registered:

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

                               EXPLANATORY NOTE


Registrant is filing this Post-Effective Amendment No. 4 ("Amendment") for the purpose of adding five new variable sub-accounts that will be available under the NYLIAC Survivorship Variable Universal Life Insurance contract described in the registration statement. The prospectus supplement contained in the Amendment adds to the information contained in the prospectus dated May 1, 2001. The Amendment is not intended to amend or delete any part of the May 1, 2001 prospectus, except as specifically noted herein.

                             CROSS REFERENCE SHEET

                      INFORMATION REQUIRED IN A PROSPECTUS

Item of Form N-8B-2                                    Prospectus Caption
-------------------                                    ------------------
    1                                                  Definitions; The Separate Account

    2                                                  About NYLIAC

    3                                                  Not Applicable

    4                                                  Sales and Other Agreements

    5                                                  The Separate Account

    6                                                  The Separate Account

    9                                                  Legal Proceedings

    10                                                 Summary of Policy Features; General Description; Life Insurance Protection;
                                                       Cash Value and Cash Surrender Value; Loans; Partial Withdrawals; Surrenders;
                                                       Additional Benefits through Riders and Options; Policy Split Option;
                                                       Premiums; Investments; Deductions and Charges; Policy Proceeds; Additional
                                                       Policy Provisions; Free Look; Exchange Privilege; Additional Provisions
                                                       Regarding the Separate Account; About NYLIAC; Sales and Other Agreements

    11                                                 Cash Value and Cash Surrender Value; The Separate Account

    12                                                 Funds; Portfolios; About NYLIAC; Sales and Other Agreements

    13                                                 Summary of Policy Features; General Description; Loans; Partial Withdrawals;
                                                       Surrenders; Premiums; Investments; Deductions and Charges; Sales and Other
                                                       Agreements

    14                                                 Summary of Policy Features; General Description; Premiums; Investments; Sales
                                                       and Other Agreements

    15                                                 Summary of Policy Features; General Description; Cash Value and Cash
                                                       Surrender Value; Premiums; Investments

    16                                                 Summary of Policy Features; General Description; Cash Value and Cash
                                                       Surrender Value; Premiums; Investments

Item of Form N-8B-2                     Prospectus Caption
-------------------                     ------------------
    17                                  Summary of Policy Features; General
                                        Description; Cash Value and Cash
                                        Surrender Value; Loans; Partial
                                        Withdrawals; Surrenders

    18                                  Summary of Policy Features; General
                                        Description; Cash Value and Cash
                                        Surrender Value; Loans; Partial
                                        Withdrawals; Surrenders; Premiums;
                                        Investments

    19                                  Records and Reports

    20                                  Not Applicable

    21                                  Loans

    22                                  Not Applicable

    23                                  Not Applicable

    24                                  Additional Policy Provisions;
                                        Additional Provisions Regarding the
                                        Separate Account

    25                                  About NYLIAC

    26                                  Deductions and Charges; Loans;
                                        Partial Withdrawals; Surrenders;
                                        Reinstatement Option; Additional Policy
                                        Provisions

    27                                  About NYLIAC

    28                                  Directors and Principal Officers of
                                        NYLIAC

    29                                  About NYLIAC

    30                                  Not Applicable

    31                                  Not Applicable

    32                                  Not Applicable

    33                                  Not Applicable

    34                                  Not Applicable

    35                                  Not Applicable

    37                                  Not Applicable

    38                                  Sales and Other Agreements

    39                                  Sales and Other Agreements

    40                                  Sales and Other Agreements

    41                                  Sales and Other Agreements

    42                                  Not Applicable

Item of Form N-8B-2                                    Prospectus Caption
-------------------                                    ------------------
    43                                                 Not Applicable

    44                                                 Cash Value and Cash Surrender Value

    45                                                 Not Applicable

    46                                                 Cash Value and Cash Surrender Value; Loans; Partial Withdrawals; Surrenders;
                                                       Deductions and Charges; Investments

    47                                                 Cash Value and Cash Surrender Value; Loans; Partial Withdrawals; Surrenders;
                                                       Deductions and Charges; Investments

    48                                                 Not Applicable

    49                                                 Not Applicable

    50                                                 Investments; Additional Provisions Regarding the Separate Account

    51                                                 Cover Page; Summary of Policy Features; Life Insurance Protection; Additional
                                                       Benefits through Riders and Options; Policy Split Option; Surrenders;
                                                       Premiums; Policy Proceeds; Additional Policy Provisions

    52                                                 Investments; Additional Provisions Regarding the Separate Account

    53                                                 Federal Income Tax Considerations

    54                                                 Not Applicable

    55                                                 Not Applicable

            SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT I

                         Supplement dated June 15, 2001
                        to Prospectus dated May 1, 2001

     This supplement amends the May 1, 2001 Prospectus for the Survivorship Variable Universal Life Insurance Policies ("policy"). You should read this information carefully before you invest in the Investment Divisions described in this supplement and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with a May 1, 2001 Prospectus for the policy. The terms we use in this supplement have the same meanings as in the Prospectus for the policy.

     The purpose of this supplement is to describe five new Investment Divisions that will be available under the policy as of July 6, 2001. This supplement identifies the new Investment Divisions and provides information regarding each new Investment Division's fees, expenses and investment objectives. Keeping this purpose in mind, please note the following changes.

     Throughout the Prospectus, all references to "twenty-two" (or "22") Investment Divisions are changed to refer to 27 Investment Divisions, except in reference to the Separate Account on page 29.

     On the Prospectus cover page and to the section entitled INVESTMENTS on page 7, add the following to the list of available Investment Divisions:

     - MainStay VP Mid Cap Core
     - MainStay VP Mid Cap Growth
     - MainStay VP Small Cap Growth
     - MainStay VP Equity Income
     - Dreyfus IP Technology Growth (Initial Shares)

     On the Prospectus cover page, replace the first paragraph under IMPORTANT NOTICES with the following:

        This Prospectus provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This Prospectus is not valid unless it is read in conjunction with the current prospectuses for the MainStay VP Series Fund, Inc., The Alger American Fund, Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, The Universal Institutional Funds, Inc. and the
        T. Rowe Price Equity Series, Inc. (we refer to them collectively as "Funds" and individually as a "Fund").

     On page 10, in the section entitled "Example,"

        - Under "NET PREMIUMS," change the number for "Plus net investment performance for one year" to $566.07

        - Change the CASH VALUE to $12,751.85

        - Change the CASH SURRENDER VALUE to $10,219.45

     On page 29, in the first sentence of the last paragraph under the subheading "The Separate Account," delete the sentence, "The Separate Account currently consists of twenty-two Investment Divisions" and replace it with "The Separate Account currently consists of 37 Investment Divisions, 27 of which are available under this product."

     On pages 30 and 31, add the following into the ELIGIBLE PORTFOLIOS table:

---------------------------------------------------------------------------------------------------------------------
                FUND                                ELIGIBLE PORTFOLIOS                  INVESTMENT OBJECTIVES
---------------------------------------------------------------------------------------------------------------------
 MainStay VP Series Fund, Inc.         MainStay VP Mid Cap Core                       long-term growth of capital
                                       ------------------------------------------------------------------------------
                                       MainStay VP Mid Cap Growth                     long-term growth of capital
                                       ------------------------------------------------------------------------------
                                       MainStay VP Small Cap Growth                   long-term capital
                                                                                        appreciation
                                       ------------------------------------------------------------------------------
                                       MainStay VP Equity Income                      long-term total return from
                                                                                        a combination of capital
                                                                                        appreciation and income
---------------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios         Dreyfus IP Technology Growth (Initial Shares)  technology companies for capital appreciation
---------------------------------------------------------------------------------------------------------------------

     On page 42, add the following into the FUND CHARGES table:

                                                MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   DREYFUS IP
                                                  MID CAP       MID CAP      SMALL CAP      EQUITY      TECHNOLOGY
                                                   CORE         GROWTH        GROWTH        INCOME        GROWTH
                                                -----------   -----------   -----------   -----------   ----------
FUND ANNUAL EXPENSES AFTER REIMBURSEMENT
  (as a % of average net assets for the fiscal
     year ended December 31, 2000)(a)
  Advisory Fees...............................     0.74%(k)      0.73%(k)      0.71%(k)      0.65%(k)      0.75%
  Administration Fees.........................     0.00%(k)      0.00%(k)      0.00%(k)      0.00%(k)      0.00%
  Other Expenses..............................     0.24%         0.24%         0.24%         0.24%         0.09%
  Total Fund Annual Expenses..................     0.98%(g)      0.97%(h)      0.95%(i)      0.89%(j)      0.84%(l)

---------------
 (a) The Fund or its agents provided the fees and charges, which are based on 2000 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the Fund or its agents.
 (g) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.98% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.85%, 0.24% and 1.09%, respectively.
 (h) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.97% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.75%, 0.24% and 0.99%, respectively.
 (i) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 1.00%, 0.24% and 1.24%, respectively.
 (j) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.70%, 0.24% and 0.94%, respectively.
 (k) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administrative Fees for this Investment Division.
 (l) The figures for the Dreyfus IP Technology Growth Portfolio are for the initial class shares for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given above.

     In Appendix A, "ILLUSTRATIONS," on pages A-1 and A-2, replace the paragraph beginning at the bottom of A-1, which continues at the top of A-2, with the following:

        Taking into account the assumed charges for mortality and expense risks and administrative fees in the Separate Account and the average investment advisory fees and expenses of the Funds, the gross rates of return of 0%, 6%, and 12% would correspond to illustrated net investment returns of -1.47%, 4.44% and 10.35%, respectively, based on the current charge for mortality and expense risks, and -1.76%, 4.13% and 10.02%, respectively, based on the guaranteed maximum charge for mortality and expense risks.

     On page A-3, replace the Illustration with the following:

     FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                         MALE ISSUE AGE: 55, PREFERRED
                        FEMALE ISSUE AGE: 50, PREFERRED
                        PLANNED ANNUAL PREMIUM: $15,000
                           TARGET PREMIUM: $12,662.00
                        INITIAL FACE AMOUNT: $1,000,000
                        LIFE INSURANCE BENEFIT OPTION 1
                            ASSUMING CURRENT CHARGES

                                        END OF YEAR DEATH BENEFIT(2)        END OF YEAR CASH VALUE(2)
                 TOTAL PREMIUMS          ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
              PAID PLUS INTEREST AT      ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 VALUE(2)        5% AS OF END OF      ---------------------------------   -----------------------------
POLICY YEAR          YEAR(1)             0%          6%          12%        0%        6%         12%
-----------   ---------------------   ---------   ---------   ---------   -------   -------   ---------
     1                 15,750         1,000,000   1,000,000   1,000,000    11,998    12,752      13,506
     2                 32,288         1,000,000   1,000,000   1,000,000    24,342    26,609      28,965
     3                 49,652         1,000,000   1,000,000   1,000,000    36,467    41,042      45,985
     4                 67,684         1,000,000   1,000,000   1,000,000    48,892    56,611      65,276
     5                 87,029         1,000,000   1,000,000   1,000,000    61,136    72,873      86,567
     6                107,130         1,000,000   1,000,000   1,000,000    73,202    89,859     110,065
     7                128,237         1,000,000   1,000,000   1,000,000    85,078   107,589     135,985
     8                150,398         1,000,000   1,000,000   1,000,000    98,739   126,066     164,550
     9                173,668         1,000,000   1,000,000   1,000,000   108,190   145,326     196,038
    10                198,102         1,000,000   1,000,000   1,000,000   119,437   165,410     230,758
    15                339,862         1,000,000   1,000,000   1,000,000   174,796   282,194     469,367
    20                520,789         1,000,000   1,000,000   1,482,188   222,601   424,245     856,756
    30              1,046,412         1,000,000   1,078,147   3,311,753   273,760   804,587   2,471,457

                   END OF YEAR CASH
                  SURRENDER VALUE(2)
              ASSUMING HYPOTHETICAL GROSS
              ANNUAL INVESTMENT RETURN OF
 VALUE(2)    -----------------------------
POLICY YEAR    0%        6%         12%
-----------  -------   -------   ---------
     1         9,466    10,219      10,974
     2        21,810    24,076      26,433
     3        33,935    38,510      43,453
     4        46,360    54,078      62,744
     5        58,604    70,340      84,035
     6        70,669    87,327     107,533
     7        82,799   105,310     133,706
     8        94,713   124,040     162,524
     9       106,417   143,553     194,265
    10       117,918   163,890     229,239
    15       174,543   281,941     469,114
    20       222,601   424,245     856,756
    30       273,760   804,587   2,471,457

---------------
(1) All premiums are illustrated as if made at the beginning of the Policy Year.
(2) Assumes no Policy loan or partial withdrawal has been made.

     WE EMPHASIZE THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT DEEM THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT EXPERIENCE OF THE PORTFOLIOS OF THE FUNDS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NEITHER NEW YORK LIFE INSURANCE AND ANNUITY COMPANY, THE SEPARATE ACCOUNTS, NOR THE FUNDS REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

     On page A-4, replace the Illustration with the following:

     FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                         MALE ISSUE AGE: 55, PREFERRED
                        FEMALE ISSUE AGE: 50, PREFERRED
                        PLANNED ANNUAL PREMIUM: $15,000
                           TARGET PREMIUM: $12,662.00
                        INITIAL FACE AMOUNT: $1,000,000
                        LIFE INSURANCE BENEFIT OPTION 1
                          ASSUMING GUARANTEED CHARGES

                                        END OF YEAR DEATH BENEFIT(2)        END OF YEAR CASH VALUE(2)
                 TOTAL PREMIUMS          ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
              PAID PLUS INTEREST AT      ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 VALUE(2)        5% AS OF END OF      ---------------------------------   -----------------------------
POLICY YEAR          YEAR(1)             0%          6%          12%        0%        6%         12%
-----------   ---------------------   ---------   ---------   ---------   -------   -------   ---------
     1                 15,750         1,000,000   1,000,000   1,000,000    11,743    12,483      13,222
     2                 32,288         1,000,000   1,000,000   1,000,000    23,799    26,019      28,324
     3                 49,652         1,000,000   1,000,000   1,000,000    35,552    40,022      44,845
     4                 67,884         1,000,000   1,000,000   1,000,000    47,463    54,984      63,413
     5                 87,029         1,000,000   1,000,000   1,000,000    59,033    70,430      83,709
     6                107,130         1,000,000   1,000,000   1,000,000    70,240    86,357     105,881
     7                128,237         1,000,000   1,000,000   1,000,000    81,063   102,756     130,094
     8                150,398         1,000,000   1,000,000   1,000,000    91,476   119,619     156,529
     9                173,668         1,000,000   1,000,000   1,000,000   101,448   136,931     185,384
    10                198,102         1,000,000   1,000,000   1,000,000   110,943   154,674     216,876
    15                339,862         1,000,000   1,000,000   1,000,000   150,716   250,320     425,297
    20                520,789         1,000,000   1,000,000   1,292,734   165,215   348,196     747,245
    30              1,046,412                 0   1,000,000   2,526,977         0   471,351   1,885,804

                   END OF YEAR CASH
                  SURRENDER VALUE(2)
              ASSUMING HYPOTHETICAL GROSS
              ANNUAL INVESTMENT RETURN OF
 VALUE(2)    -----------------------------
POLICY YEAR    0%        6%         12%
-----------  -------   -------   ---------
     1         9,210     9,950      10,690
     2        21,266    23,487      25,791
     3        33,019    37,490      42,312
     4        44,931    52,451      60,881
     5        56,500    67,898      81,176
     6        67,708    83,824     103,348
     7        78,784   100,477     127,815
     8        89,450   117,593     154,503
     9        99,675   135,158     183,611
    10       109,423   153,154     215,356
    15       150,463   250,067     425,044
    20       165,215   348,196     747,245
    30             0   471,351   1,885,804

---------------
(1) All premiums are illustrated as if made at the beginning of the Policy Year.
(2) Assumes no Policy loan or partial withdrawal has been made.
 * Without additional Premiums above the annual planned premium, the Policy would lapse in this scenario.

     WE EMPHASIZE THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT DEEM THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT EXPERIENCE OF THE PORTFOLIOS OF THE FUNDS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NEITHER NEW YORK LIFE INSURANCE AND ANNUITY COMPANY, THE SEPARATE ACCOUNTS, NOR THE FUNDS REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                                    PART II

                          UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


         REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the Flexible Premium Survivorship Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                       CONTENTS OF REGISTRATION STATEMENT

    This Registration Statement comprises the following papers and documents:

    The facing sheet.

    The prospectus supplement consisting of 5 pages.

    The undertaking to file reports.

    The undertaking pursuant to Rule 484.

    The representation as to the reasonableness of aggregate fees and charges.

    The signatures.

    Written consents of the following persons:

    (a)  Thomas F. English, Esq.

    (b)  Jill M.L. Melis, Actuary

    (c)  PricewaterhouseCoopers LLP

    The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

    (1)  (a)     Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit 1.(1) to the initial Registration Statement on Form S-6 for NYLIAC
                 Variable Universal Life Separate Account-I (File No.
                 33-64410), re-filed in accordance with Regulation S-T, 17 CFR
                 232.102(e) as Exhibit 1.(1) to Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

    (1)  (b)     Resolution of the Board of Directors of NYLIAC authorizing filings relating to the Policy with the Securities and Exchange Commission - Previously filed as Exhibit 1. (1)(b) to
                 Registrant's Pre-Effective Amendment No. 1 on Form S-6 and incorporated herein by reference.

    (2)          Not applicable.

    (3)(a)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit 1.(3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(3)(a)(1) to Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

    (3)(a)(2) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit 1.(3)(a)(2) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

    (3)(b)       Not applicable.

    (3)(c)       Not applicable.

    (4)          Not applicable.

    (5)(a) Policy - Previously filed as Exhibit 1.(5)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

    (5)(b) Guaranteed Minimum Death Benefit Rider for Survivorship Variable Adjustable Life Insurance - Previously filed as
                 Exhibit 1.(5)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

    (5)(c)(1) Form of Level First-To-Die Term Rider for Survivorship Variable Adjustable Life Insurance - Previously filed as Exhibit 1.(5)(c) to Registrant's initial Registration Statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

    (5)(c)(2) Amended Form of Level First-to-Die Term Rider for Survivorship Variable Adjustable Life Insurance - Previously filed as
                 Exhibit 1. (5)(c)(2) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

    (5)(d)(1) Form of First-To-Die Monthly Deduction Waiver Rider for Survivorship Variable Adjustable Life Insurance - Previously filed as Exhibit 1.(5)(d) to Registrant's initial registration statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

    (5)(d)(2) Amended Form of First-to-Die Monthly Deduction Waiver Rider for Survivorship Variable Adjustable Life Insurance - previously filed as Exhibit 1. (5)(d)(2) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

    (5)(e) Supplementary Term Rider for Survivorship Variable Adjustable Life Insurance - Previously filed as Exhibit 1.(5)(a) to Registrant's initial registration statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

    (5)(f) Accelerated Benefits Rider for Survivorship Variable Adjustable Life Insurance - Previously filed as Exhibit 1.(5)(a) to Registrant's initial registration statement on Form S-6 (File No. 333-39157), filed 10/31/97 and incorporated herein by reference.

    (6)(a)       Certificate of Incorporation of NYLIAC - Previously filed as
                 Exhibit 1.(6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(a) to the initial Registration Statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 7/3/96 and incorporated herein by reference.

    (6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit 1.(6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 7/3/96 and incorporated herein by reference.

    6(b)(2)      Amended By-Laws of NYLIAC - Previously filed as Exhibit 1.
                 (6)(b)(2) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

    (7)          Not applicable.

    (8)          Not applicable.

    (9)(a) Stock Sale Agreement between NYLIAC and New York Life MFA Series Fund, Inc. - Previously filed as Exhibit 1. (9) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 33-64410) and as Exhibit 1.(9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

    (9)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended
                 - Previously filed as Exhibit 1.(9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

    (9)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

    (9)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

    (9)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

    (9)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed as Exhibit 1.(9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

    (9)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed as Exhibit 1.(9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

    (9)(h) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

    (9)(i) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

    (9)(j) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.


    (10) Form of Application - Previously filed as Exhibit 1.(10) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(10) to Post-Effective Amendment No. 4 to Registrant's registration statement on Form S-6 , and incorporated herein by reference.

2. Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

3.               Not applicable.

4.               Not applicable.

5.               Not applicable.

6. Opinion and Consent of Jill M.L. Melis, Actuary - Filed herewith.

7.               Consent of PricewaterhouseCoopers LLP - Filed herewith.

8 (a) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed as Exhibit 1.(9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 4/25/97 and incorporated herein by reference for the following:

                 Jay S. Calhoun, Vice President, Treasurer and Director
                   (Principal Financial Officer)
                 Richard M. Kernan, Jr., Director
                 Robert D. Rock, Senior Vice President and Director
                 Frederick J. Sievert, President and Director (Principal
                   Executive Officer)
                 Stephen N. Steinig, Senior Vice President, Chief Actuary and
                   Director
                 Seymour Sternberg, Director

8 (b) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed as
                 Exhibit 1.(9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

8 (c) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - previously filed as
                 Exhibit 8(c) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

8 (d) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the survivorship variable adjustable life insurance policies - previously filed as Exhibit 8 (d) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 and incorporated herein by reference.

8 (e) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10 (e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 4/25/98 and incorporated herein by reference for the following:

                 George J. Trapp, Director
                 Frank M. Boccio, Director
                 Phillip J. Hildebrand, Director
                 Michael G. Gallo, Director
                 Solomon Goldfinger, Director
                 Howard I. Atkins, Director


8 (f) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

8 (g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to Registrant's initial registration statement on Form S-6 (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, the Registrant, NYLIAC Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City and State of New York on the 5th day of June, 2001.



                                          NYLIAC VARIABLE UNIVERSAL LIFE
                                          SEPARATE ACCOUNT-I
                                                  (Registrant)

                                          By /s/ Melvin J. Feinberg
                                            -----------------------------------
                                                  Melvin J. Feinberg
                                                  Vice President

                                          NEW YORK LIFE INSURANCE AND
                                          ANNUITY CORPORATION
                                                  (Depositor)

                                          By /s/ Melvin J. Feinberg
                                            -----------------------------------
                                                  Melvin J. Feinberg
                                                  Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Howard I. Atkins*                   Executive Vice President and Director (Principal Financial Officer)
Gary G. Benanav*                    Director and Executive Vice President
Frank M. Boccio*                    Director
John A. Cullen*                     Vice President and Controller (Principal
                                    Accounting Officer)
Michael G. Gallo*                   Director
Solomon Goldfinger*                 Director
Phillip J. Hildebrand*              Director
Richard M. Kernan, Jr.*             Director
Robert D. Rock*                     Senior Vice President and Director
Frederick J. Sievert*               President and Director (Principal Executive Officer)
Seymour Sternberg*                  Director
George J. Trapp*                    Director


*By   /s/ Melvin J. Feinberg
    ------------------------------
    Melvin J. Feinberg
    Attorney-in-Fact
    June 5, 2001


* Pursuant to Powers of Attorney previously filed.

                                 EXHIBIT INDEX

Exhibit
Number                   Description
------                   -----------
2.                       Opinion and Consent of Thomas F. English, Esq.

6.                       Opinion and Consent of Jill Melis, Actuary

7.                       Consent of PricewaterhouseCoopers LLP